Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of movement in carrying amount of goodwill

Years Ended December 31,
RMB
Balance as of January 1, 2019	297,031
Deconsolidation	(297,031)
Balance as of December 31, 2019 and 2020	—